EQUITABLE AMERICA

Darin Smith

Vice President and

Associate General Counsel

(319) 573-2676

Darin.Smith@equitable.com

May 18, 2022

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re: Equitable Financial Life Insurance Company of America

       Form S-3 Registration Statement

       CIK 0000835357

Commissioners:

On behalf of Equitable Financial Life Insurance Company of America (“Equitable America”), we are filing herewith, electronically via EDGAR, Equitable America’s Form S-3 Registration Statement (“Registration Statement”) under the Securities Act of 1933, as amended (“1933 Act”) with respect to interests in Structured Investment Option® (“SIO”) under the Securities Capital Strategies® Income contracts to be offered by Equitable America.

Purpose of the Filing and Filing Fees

The purpose of this filing is to register a new version of the Structured Capital Strategies® Income variable and indexed linked deferred annuity contract to be issued by Equitable America with interests in the SIO. There are no principal differences between the Equitable America version of Structured Capital Strategies® Income, including the Segments of the SIO, and the current version Structured Capital Strategies® Income under Equitable Financial Life Insurance Company (“Equitable Financial”). It is intended that once the Equitable America version of the Structured Capital Strategies® Income Registration Statement becomes effective, and subject to state approval, that Equitable America’s Structured Capital Strategies® Income will generally replace Equitable Financial’s Structured Capital Strategies® Income for new offers and sales in all states except New York.

The purpose of this filing is to also register units for the new Equitable America SIO.

Request for Expedited Review

Because the Registration Statement includes primarily prospectuses and other information that were included in the prior the Form S-3A registration statement and amendments thereto, we believe expedited review of the Registration Statement is appropriate. In particular, the Registration Statement includes a prospectus which is substantially similar to the May 1, 2022 prospectus for the Equitable Financial Structured Capital Strategies® Income contracts.

If the Registration Statement were eligible to be filed pursuant to Rule 485 under the 1933 Act, the Company would make the filing pursuant to Rule 485(b) because it does not include any material changes from previous filings. The Registration Statement does not include any disclosures that would render it ineligible to become effective under Rule 485(b) (assuming that the Registration Statement would be eligible for Rule 485 generally).

We would like to have Equitable America Structured Capital Strategies® Income effective by July 22, 2022. Accordingly, we would greatly appreciate the Staff’s effort in providing us with comments by June 24, 2022, or as soon as practicable thereafter. We will then file a Pre-Effective Amendment that will address any Staff comments. Equitable America will also request acceleration of the effectiveness of the Registration Statement pursuant to Rule 461 under the Securities Act.

Please contact the undersigned at (319) 573-2676 if you have any questions.

Very truly yours,

/s/ Darin Smith
Darin Smith